Equity Investments Designated at Fair Value Through Other Comprehensive Income/ Available-For-Sale Investments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Equity Investments Designated at Fair Value Through Other Comprehensive Income/ Available-For-Sale Investments
24	EQUITY INVESTMENTS DESIGNATED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME/ AVAILABLE-FOR-SALE INVESTMENTS

	2018	2017
	RMB million	RMB million
Equity investments designated at fair value through other comprehensive income
Listed equity investments, at fair value
TravelSky Technology Limited	510	—

	510	—

Unlisted equity investments, at fair value
Sichuan Airlines Corporation Limited	438	—
Aviation Data Communication Corporation Limited	161	—
Others	138	—

	737	—

	1,247	—

Available-for-sale investments
Listed equity investments, at fair value	—	693
Unlisted equity investments, at cost	—	107

	—	800

The above equity investments were irrevocably designated at fair value through other comprehensive income as the Group considers these investments to be strategic in nature.

During the year ended December 31, 2018, the Group received dividends in the amounts of RMB8 million, RMB14 million and RMB1 million from TravelSky Technology Limited, Sichuan Airlines Corporation Limited and other non-listed equity investments designated at fair value through other comprehensive income, respectively.

During the year ended December 31, 2017, the gross gain in respect of the Group’s available-for-sale investments recognized in other comprehensive income amounted to RMB156 million.